Other financial liabilities	12 Months Ended
Dec. 31, 2018
Other financial liabilities
Other financial liabilities

22. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2017	12/31/2018

Trade payables	1,895	2,277
Collection accounts:
Tax payables	939	1,187
Financial transactions pending settlement	5,468	5,061
Other financial liabilities	5,161	5,281
	13,463	13,806

Note 44.a includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 44.d contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2017	12/31/2018

Mexican government securities	4,575	4,827
BPATS	—	201
Equity instruments	119	1
Other financial instruments	774	32
	5,468	5,061

The breakdown of Other financial liabilities is as follows:

	12/31/2017	12/31/2018

Retentions related to loans (*)	1,587	1,000
Other payable account	3,574	4,281
	5,161	5,281

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.